Borrowings (Details Textual)			1 Months Ended							7 Months Ended	12 Months Ended
	Aug. 07, 2017 USD ($)	Aug. 04, 2017 USD ($)	Dec. 31, 2017	Sep. 30, 2017	Sep. 29, 2017 NZD ($) shares	Sep. 29, 2017 USD ($) shares	Aug. 31, 2017 USD ($)	Sep. 29, 2016 USD ($) shares	Jun. 27, 2016 NZD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2018 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jan. 31, 2018 NZD ($)	Jan. 31, 2018 USD ($)	Sep. 29, 2017 USD ($)	Aug. 09, 2017	Jan. 31, 2017 NZD ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2016 NZD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 NZD ($)	Jun. 30, 2015 USD ($)
Borrowings, interest rate														15.00%	15.00%
Gearing ratio			5.96	6.45
Decrease in borrowing facility	$ 2,700,000	$ 1,800,000					$ 4,300,000
Increase in margin percentage											2.00%
Increase in line fee percentage											1.00%
Current shareholder loans														$ 10,951,000	$ 10,951,295			$ 8,200,000	$ 8,200,000	$ 29,281,000	$ 29,280,991	$ 16,918,000	$ 16,917,902
Increase decrease in shares through conversion of convertible instruments, equity | shares					23,961	23,961		24,839
Borrowings converted amount					$ 16,790,000	$ 11,750,000		$ 24,839,783
Other current borrowings and current portion of other non-current borrowings					$ 1,420,000									1,159,000		$ 1,000,000		0		0		0
Current convertible notes														$ 1,740,000	$ 1,740,000			$ 13,744,000	$ 13,744,000	$ 0		$ 0
Term loan facility [Member]
Notional amount									$ 16,000,000
Borrowings, maturity date									Jun. 27, 2018
Borrowings, interest rate														5.55%	5.55%			4.84%	4.84%	4.77%	4.77%
Interchangeable facility [Member]
Notional amount														$ 22,489,428				$ 31,710,000		$ 32,877,397
Borrowings, interest rate														5.32%	5.32%			3.87%	3.87%
Maximum borrowing amount														$ 35,000,000
Shareholder loan [Member]
Borrowings, interest rate														30.00%	30.00%			30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Interest costs capitalised										$ 6,436,987	$ 2,806,945	$ 7,042,000	$ 3,192,000
Convertible notes [Member]
Notional amount														$ 3,624,198	$ 2,600,000			$ 16,474,465	$ 12,000,000
Borrowings, maturity date											Aug. 10, 2019
Borrowings, interest rate														7.00%	7.00%		10.00%